Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents

Note 5 - Cash and Cash Equivalents

a)Detail of cash and cash equivalents

The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Cash and deposits in banks
Cash	253,779	255,449
Deposits in the Central Bank of Chile	103,756	70,444
Deposits in local banks	14,254	4,422
Deposits in foreign banks	637,892	657,365
Subtotals cash and deposits in banks	1,009,681	987,680
Cash items in process of collection, net	66,732	71,493
Highly liquid financial instruments (1)	295,551	194,412
Investments under resale agreements (2)	75,975	109,467
Totals cash and cash equivalents	1,447,939	1,363,052

(1)

Highly liquid financial instruments: Corresponds to those financial instruments included in the Financial instruments at fair value through profit or loss Financial trading and available-for-sale portfolios with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2019	2018
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	28,772	15,741
Financial instruments at fair value through other comprehensive income	11	266,779	178,671
Totals		295,551	194,412

(2)

Investments under resale agreements: corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item "Investments under resale agreements" in the Consolidated Statement of Financial Position. The detail is as follows:

		As of December 31,
	Notes	2019	2018
		MCh$	MCh$
Investment under resale agreements	7a)	75,975	109,467

Note 5 - Cash and Cash Equivalents, continued

b)Cash in the process of collection

Cash in process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	76,922	77,085
Funds receivable	154,383	241,573
Subtotals assets	231,305	318,658
Liabilities
Funds payable	164,573	247,165
Subtotals liabilities	164,573	247,165
Cash items in process of collection, net	66,732	71,493

c)Other operating cash flows

Based on the nature of its activities, the Bank considers that its funding has a direct relationship with its loan and investing portfolio; for such purpose all those activities are taken into consideration to determine, approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

Finally, the Bank, based on its overall business strategy, considers that gains and losses derived from these transactions are part of the main revenue generating activities and core business, and that the presentation of the cash flows from those items under operating activities consequently shows consistency between our  Consolidated Statement of Income and our  Consolidated Statement of Cash Flows.

Examples of cash flows from operating activities are:

i.     Investments under resale agreements and obligations under repurchase agreements. These items represent the cash flows (collections and payments) corresponding to the purchase and sale of obligations and securities lending associated with financial intermediation activities (see Note 7).

ii.    Investments portfolio. This item represents the cash flows (collections and payments) of our trading and investment portfolios (see Notes 6 and 11).

iii.   Foreign borrowings and repayment of foreign borrowings. These items represent the cash flows (funds received and payments made) from interbank borrowings (see note 18) which are mainly used in the financing of customers through foreign trade loans, which are included as part of the following items: “Interbank loans” (see Note 9) and “Loans and accounts receivable from customers” (see Note 10).

iv.   Increase and repayment of other borrowings. These items represent the cash flows (collections and payments) arising from the obligations corresponding to financing or operations specific to the business (see Note 19).